Dividend Payable - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended		12 Months Ended
	Sep. 30, 2012	Aug. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Dividends Payable [Line Items]
Declaration of dividends	$ 79,043	$ 76,505		$ 78,043
Dividends paid			131,012	142,214
Dividends declared remained unpaid				$ 51,969